Commitments and Contingencies - Schedule of Jackpot Liabilities Recorded as Current and Non-current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Current liabilities	$ 38	$ 57
Non-current liabilities	118	$ 114
Total jackpot liabilities	$ 155